Employee Benefits	12 Months Ended
Dec. 31, 2025
Classes of employee benefits expense [abstract]
Note 16 - Employee Benefits
Note 16 - Employee Benefits

A.	Composition

Composition of employee benefits:

As of December 31
2025	2024
$ millions	$ millions

Fair value of plan assets	497	444
Termination benefits	(75)	(54)
Defined benefit obligation	(664)	(605)
	(242)	(215)

Composition of fair value of the plan assets:

As of December 31
2025	2024
$ millions	$ millions

Equity instruments
With quoted market price	136	119
Without quoted market price	38	31
	174	150
Debt instruments
With quoted market price	213	194
Without quoted market price	83	76
	296	270
Deposits with insurance companies	27	24

	497	444

B.	Severance Pay

1.	Israeli companies

The labor laws in Israel require the Company to pay severance pay to employees who were dismissed or have retired (including those who left the Company in other specific circumstances). The liability for the payment of severance pay is calculated according to the labor agreements in effect on the basis of salary components which, in the opinion of Company management, create an obligation to pay severance pay.

The Company has two severance pay plans: one plan according to the provisions of section 14 of the Severance Pay Law, which is accounted for as a defined contribution plan; and the other for employees to whom section 14 does not apply, which is accounted for as a defined benefit plan. The Company’s liability in Israel for the payment of severance pay to employees is mostly covered by current deposits in the names of the employees in recognized pension and severance pay funds, and by the acquisition of insurance policies, which are accounted for as plan assets.

2.	Certain subsidiaries outside Israel

In countries wherein subsidiaries operate that have no law requiring payment of severance pay, the subsidiaries have not recorded a provision in the financial statements for possible eventual future severance payments to employees, except in cases where part of the activities of the enterprise is discontinued and, as a result, the employees are dismissed.

C.	Pension and Early Retirement

(1)
Some of the Company’s employees in and outside of Israel have defined benefit pension plans for their retirement, which are controlled by the Company. Generally, according to the terms of the plans, as stated, the employees are entitled to receive pension payments based on, among other things, their number of years of service (in certain cases up to 70% of their last base salary) or computed, in certain cases, based on a fixed salary. Some employees of a subsidiary in Israel are entitled to early retirement if they meet certain conditions, including age and seniority at the time of retirement.

(2)
Some subsidiaries have signed plans with funds – including a pension fund for certain employees – under which the subsidiaries make current deposits to the fund. These deposits release the subsidiaries from their obligation to make pension payments under the labor agreements upon the employees’ retirement. The funded amounts are not reflected in the statements of financial position, as they are not under the subsidiaries' control and management.

D.	Post-employment retirement benefits

Some of the Company retirees receive, aside from the pension payments from a pension fund, benefits that are primarily holiday gifts and paid vacations. The Company’s liability for these costs accrues during the employment period. The Company includes in its financial statements the projected costs in the post-employment period according to an actuarial calculation.

E.	Movement in net defined benefit obligation and in its components:

Fair value of plan assets (*)		Defined benefit obligation		Defined benefit obligation, net
2025	2024	2025	2024	2025	2024
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as of January 1	444	453	(605)	(653)	(161)	(200)
Income (costs) included in profit or loss:
Current service costs	-	-	(13)	(13)	(13)	(13)
Interest income (expenses)	24	21	(32)	(31)	(8)	(10)
Past service cost	-	-	-	1	-	1
Effect of movements in exchange rates, net	31	(1)	(41)	2	(10)	1
Included in other comprehensive income:
Actuarial profits (losses) deriving from changes in financial assumptions	-	-	(13)	38	(13)	38
Other actuarial gains (losses)	16	(5)	-	-	16	(5)
Change with respect to translation differences, net	17	(6)	(29)	11	(12)	5

Other movements:
Benefits received (paid)	(41)	(24)	70	40	29	16
Employer contribution	6	6	-	-	6	6
Balance as of December 31	497	444	(664)	(605)	(167)	(161)

(*) The actual return on plan assets in 2025 is $ 40 million, compared with $16 million in 2024.

F.	Actuarial assumptions

Principal actuarial assumptions as of the reporting date (expressed as weighted averages):

For the year ended December 31
2025	2024	2023
%	%	%

Discount rate as of December 31	5.0	5.2	4.9
Future salary increases	3.3	3.6	3.6
Future pension increase	2.2	2.5	2.6

G.	Sensitivity analysis

Assuming all other assumptions remain constant, the following reasonably possible changes affect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2025
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions

Significant actuarial assumptions
Salary increases	(7)	(3)	3	7
Discount rate	28	14	(14)	(28)
Mortality table	14	7	(7)	(14)

The assumptions regarding the future mortality rates are based on published statistics and accepted mortality tables.

H.	The Effect of the plans on the Company's future cash flows

The expenses recorded in respect of defined contribution plans in 2025 are $45 million (compared with $39 million in 2024).

The Company estimates that the expected deposits in 2025 to fund defined benefit plans are about $10 million.

As of December 31, 2025, the Company estimates that the weighted average remaining term of its defined benefit plans is approximately 10 years, unchanged from the weighted average of 10 years in 2024.

I.	Long-term incentive plan

(1)
At the general meeting of shareholders held on March 6, 2025, the shareholders approved a new three-year equity grant for the years 2025-2027 to the CEO and the Chairman of the Board. The grant consists of about 4.3 million non-marketable and non-transferable options for no consideration, under the Company’s 2024 Equity Compensation Plan. The options will vest in three tranches, after 12, 24 and 36 months from the grant date (March 6, 2025, for the Chairman of the Board and March 13, 2025, for the CEO). The options will expire in March 2030. The aggregate fair value at the grant dates is about $7 million. For further information, see Note 19.

(2)
In March and April 2025, the Company’s HR & Compensation Committee and the Board of Directors, respectively, approved a new triennial equity grant for the years 2025-2027 to two senior managers. The grant consists of 1.2 million non-marketable and non-transferable options for no consideration, under the Company’s 2024 Equity Compensation Plan. The options will vest in three tranches, after 12, 24 and 36 months from the grant dates (April 1, 2025, and May 1, 2025). The aggregate fair value at the grant dates was about $1.7 million.

I.	Long-term incentive plan (cont'd)

(3)
In June 2025, Company's HR & Compensation Committee and the Board of Directors approved a new Cash Long-Term Incentive (LTI) plan. Under this plan, certain senior managers will be awarded with a cash incentive of $39 million in 2028, subject to the achievement of several financial targets over the three-year period from 2025 to 2027 and influenced by changes in the Company's share price. For further information, see Note 19.

(4)
In July 2025, the Company’s HR & Compensation Committee and the Board of Directors approved a new triennial equity grant for the years 2025-2027 to certain officers and senior managers. The grant consists of 3.2 million non-marketable and non-transferable options for no consideration, under the Company’s 2024 Equity Compensation Plan. The options will vest in three tranches, after 12, 24 and 36 months from the grant date. The aggregate fair value at the grant date was about $6.3 million. For further information, see Note 19.

(5)
In November 2025 and December 2025, the Company’s HR & Compensation Committee and the Board of Directors, respectively, approved a new three-year equity grant for two senior executives. The grant consists of 1.36 million non-marketable and non-transferable options for no consideration, under the Company’s 2024 Equity Compensation Plan. The options will vest in three equal tranches after 12, 24 and 36 months from the grant dates (December 7, 2025, and January 4, 2026). The total fair value of the grant at the grant dates was approximately $1.5 million.